STOCKHOLDERS' DEFICIT AND STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
STOCKHOLDERS' DEFICIT AND STOCK-BASED COMPENSATION

13.STOCKHOLDERS’ DEFICIT AND STOCK-BASED COMPENSATION

Common Stock and Preferred Stock

Common Stock — As of March 31, 2022 and December 31, 2021, the Company was authorized to issue 600,000,000 shares of common stock at $0.0001 par value per share, respectively. As of March 31, 2022 and December 31, 2021, there was 66,915,204 and 66,647,242 common shares outstanding, respectively. Each share of common stock has the right to one vote per share.

Preferred Stock — As of March 31, 2022 and December 31, 2021, the Company was authorized to issue 60,000,000 shares of preferred stock at $0.0001 par value per share, respectively. As of March 31, 2022 and December 31, 2021, there were no shares of preferred stock outstanding.

Equity Award Plans

Equity Incentive Plan — The Company historically had one Equity Incentive Plan, the 2013 Equity Incentive Plan (the “2013 Plan”), under which the Company had issued equity awards to the Company’s officers, directors, employees, and consultants. The option exercise price was determined by the Board of Directors based on the estimated fair value of the Company’s common stock.

Incentive Award Plan — In December 2021, the Board of Directors adopted the Company’s 2021 Incentive Award Plan (the “2021 Plan”), upon consummation of the Business Combination. No new awards will be issued under the 2013 Plan following the approval of the 2021 Plan.

Under the 2021 Plan, the Company has the ability to issue incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock awards, and restricted stock units to selected employees, officers, directors and consultants of the Company as an incentive to such persons. The Company has initially reserved 10,024,848 shares of common stock for issuance to officers, directors, employees, and consultants of the Company pursuant to the 2021 Plan. The number of shares initially available for issuance will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031, by an amount equal to the lesser of (a) 5% of the shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as determined by the Board. For fiscal year 2022, the Board elected not to increase the initial reserve under the 2021 Plan as it was only adopted in December of 2021.

Of such reserved shares of common stock, as of March 31, 2022, 2,588,500 options and restricted stock units have been granted and are currently outstanding, leaving 7,198,848 shares of common stock remain available for issuance pursuant to the 2021 Plan.

Employee Stock Purchase Plan — In connection with the Business Combination, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”), which will allow eligible employees to acquire a stock ownership in the Company. A total of 2,004,969 shares of common stock were initially reserved for issuance under the ESPP. In addition, the number of shares available for issuance under the ESPP will be annually increased on January 1 of each calendar year beginning in 2022 and ending on and including January 31, 2031, by an amount equal to the lesser of (a) 1% of the aggregate number of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board. For fiscal year 2022, the Board elected not to increase the initial reserve under the ESPP as it was only adopted in December of 2021. As of March 31, 2022, there have been no issuances under the ESPP.

Equity Awards and Stock-Based Compensation

Stock Options — Stock options granted under both the 2013 Plan and 2021 Plan are generally granted at a price per share not less than the fair value at the date of the grant. Options granted to date generally vest over a four-year period with 25% of the shares underlying the options vesting on the first anniversary of the vesting commencement date with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date. Options granted are generally exercisable for up to 10 years, also subject to continued service with the Company.

The following is a summary of stock options activity during the three months ended March 31, 2022:

			Weighted
		Weighted	Average
	Number of	Average Exercise	Remaining
	options	Price	Contractual Life
Outstanding as of December 31, 2021	5,832,519	$3.30	5.62
Granted	237,500	10.00	9.96
Exercised	—
Forfeited	(164,235)
Outstanding as of March 31, 2022	5,905,784	$3.56	5.56
Vested and expected to vest as of March 31, 2022	5,905,784	$3.56	5.56
Exercisable as of March 31, 2022	4,282,866	$3.00	4.48

Stock-based compensation expense related to stock options was $1,047 for the three months ended March 31, 2022. All stock-based compensation expense is recorded within selling, general, and administrative expense in the Condensed Consolidated Statements of Operations.

As of March 31, 2022, total unrecognized compensation costs related to unvested stock options was approximately $3,004, which is expected to be recognized over a weighted-average period of 0.90 years. The total fair value of options vested during the three months ended March 31, 2022 was $1,875.

Restricted Stock Units — Certain executive officers are eligible for (i) time-based restricted stock units (“RSUs”) and (ii) performance-based RSUs under a three-year long-term incentive program (“LTIP”) through which these individuals will be granted shares of RSUs eligible to vest over a three-year period (the “LTIP period”). For each individual, certain portions of the RSUs granted (i) will vest over time based on continued service over the LTIP period (ii) will vest based on the achievement of certain gross profit targets over the LTIP period, and (iii) will vest based on the achievement of certain share price hurdles for the Company’s common stock. Each of these grant types will be subject to the officers’ continuous employment through each vesting date. Further, as part of its overall compensation strategy, the Company grants RSUs to its employees as part of the new-hire process as well as ongoing equity refresh cycles. RSUs granted to employees typically vest over a four-year period with 25% of the shares underlying the grant vesting on the first anniversary of the vesting commencement date, with the remaining 75% of the shares vesting on a pro-rata basis over the succeeding thirty-six months, subject to continued service with the Company through each vesting date.

As of March 31, 2022, 1,518,500 time-based RSUs and 1,070,000 share-price target RSUs have been granted, respectively, to certain of the Company’s executive officers, employees, non-employee directors, and third party consultants. Of these grants, 1,008,500 time-based RSUs and 300,000 share-price target RSUs were granted during the three months ended March 31, 2022. Of the

RSUs issued to the Company’s executive officers, the time-based RSUs will vest annually over a three-year LTIP period, subject to the executives’ continued service at each vesting date. The executive officer share-price target RSUs are subject to vesting based on the achievement of certain share price hurdles over the LTIP period. For the time-based RSUs, the stock-based compensation expense will be recognized evenly over the three-year LTIP period, with $1,312 being recognized in the three months ended March 31, 2022.

A valuation to determine the fair values for the share-price target RSUs was performed using a Monte-Carlo Simulation, which includes the probability of reaching the share price hurdles in determining the fair value of the award. Total stock-based compensation to be recognized for these share-price target RSUs is based on a derived service period, calculated by the model. Total stock-based compensation expense related to these awards recognized for the three months ended March 31, 2022 was $2,821.

As of March 31, 2022, total unrecognized compensation costs related to unvested time-based RSUs and share-price target RSUs was approximately $14,737 and $4,352, respectively, which is expected to be recognized over a weighted-average period of 3.02 years and 0.65 years, respectively. No RSUs have vested as of March 31, 2022. To date, the Company has not yet granted RSUs which vest based on the achievement of certain gross profit targets.